LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.77%
Aerospace & Defense–1.78%
†Axon Enterprise	37,412	$ 2,647,647
Curtiss-Wright	26,904	2,486,199
†Mercury Systems	35,003	2,497,114
†Teledyne Technologies	22,708	6,750,407
		14,381,367
Air Freight & Logistics–0.35%
†XPO Logistics	57,400	2,798,250
		2,798,250
Airlines–0.20%
†JetBlue Airways	181,854	1,627,593
		1,627,593
Auto Components–1.18%
†Adient	56,111	508,927
Dana	92,714	724,096
†Delphi Technologies	55,642	447,918
Gentex	157,340	3,486,654
Goodyear Tire & Rubber	138,580	806,536
Lear	34,218	2,780,213
†Visteon	16,661	799,395
		9,553,739
Automobiles–0.18%
Thor Industries	34,233	1,443,948
		1,443,948
Banks–5.96%
Associated Banc-Corp	98,718	1,262,603
BancorpSouth Bank	61,519	1,163,939
Bank of Hawaii	24,962	1,378,901
Bank OZK	74,896	1,250,763
Cathay General Bancorp	48,600	1,115,370
CIT Group	60,804	1,049,477
Commerce Bancshares	64,494	3,247,273
Cullen/Frost Bankers	35,351	1,972,232
East West Bancorp	91,807	2,363,112
First Financial Bankshares	84,377	2,264,679
First Horizon National	193,065	1,556,104
FNB	201,468	1,484,819
Fulton Financial	105,222	1,209,001
Hancock Whitney	55,967	1,092,476
Home BancShares	99,481	1,192,777
International Bancshares	34,204	919,404
PacWest Bancorp	74,287	1,331,223
Pinnacle Financial Partners	44,648	1,676,086
Prosperity Bancshares	59,530	2,872,322
Signature Bank	33,567	2,698,451
Sterling Bancorp	125,250	1,308,863
Synovus Financial	90,915	1,596,467
TCF Financial	96,668	2,190,497
†Texas Capital Bancshares	32,398	718,264
Trustmark	41,259	961,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
UMB Financial	26,764	$ 1,241,314
Umpqua Holdings	136,565	1,488,559
United Bankshares	62,951	1,452,909
Valley National Bancorp	243,077	1,776,893
Webster Financial	57,000	1,305,300
Wintrust Financial	35,347	1,161,502
		48,302,915
Beverages–0.26%
†Boston Beer Class A	5,722	2,103,178
		2,103,178
Biotechnology–1.04%
†Arrowhead Pharmaceuticals	62,138	1,787,710
†Exelixis	188,941	3,253,564
†Ligand Pharmaceuticals	10,617	772,068
†United Therapeutics	27,660	2,622,860
		8,436,202
Building Products–1.22%
Lennox International	21,817	3,966,112
Owens Corning	68,581	2,661,629
†Resideo Technologies	78,242	378,691
†Trex	36,275	2,907,079
		9,913,511
Capital Markets–2.96%
Affiliated Managers Group	30,572	1,808,028
Eaton Vance	71,288	2,299,038
Evercore Class A	25,073	1,154,862
FactSet Research Systems	23,623	6,158,044
Federated Investors Class B	60,327	1,149,229
Interactive Brokers Group Class A	47,655	2,057,266
Janus Henderson Group	96,479	1,478,058
Legg Mason	51,430	2,512,356
SEI Investments	78,503	3,637,829
Stifel Financial	42,430	1,751,511
		24,006,221
Chemicals–2.40%
Ashland Global Holdings	37,387	1,871,967
Cabot	33,950	886,774
Chemours	104,952	930,924
†Ingevity	24,933	877,642
Minerals Technologies	20,801	754,244
NewMarket	4,581	1,753,927
Olin	102,453	1,195,627
PolyOne	57,942	1,099,160
RPM International	80,708	4,802,126
Scotts Miracle-Gro	24,974	2,557,338
Sensient Technologies	27,140	1,180,861
Valvoline	116,855	1,529,632
		19,440,222
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.85%
Brink's	31,035	$ 1,615,372
†Clean Harbors	31,850	1,635,179
Deluxe	27,126	703,377
Healthcare Services Group	47,547	1,136,849
Herman Miller	35,217	781,817
HNI	27,590	694,992
KAR Auction Services	81,057	972,684
MSA Safety	22,137	2,240,264
†Stericycle	57,436	2,790,241
Tetra Tech	34,404	2,429,611
		15,000,386
Communications Equipment–1.30%
†Ciena	96,235	3,831,115
InterDigital	20,025	893,716
†Lumentum Holdings	48,011	3,538,411
†NetScout Systems	41,421	980,435
†ViaSat	35,750	1,284,140
		10,527,817
Construction & Engineering–1.10%
†AECOM	99,037	2,956,255
†Dycom Industries	20,496	525,722
EMCOR Group	34,873	2,138,412
Fluor	90,551	625,708
†MasTec	38,680	1,265,996
Valmont Industries	13,337	1,413,455
		8,925,548
Construction Materials–0.19%
Eagle Materials	25,807	1,507,645
		1,507,645
Consumer Finance–0.57%
FirstCash	26,494	1,900,680
Navient	109,456	829,676
SLM	262,122	1,884,657
		4,615,013
Containers & Packaging–1.18%
AptarGroup	39,766	3,958,308
Greif Class A	16,988	528,157
O-I Glass	100,295	713,097
Silgan Holdings	48,041	1,394,150
Sonoco Products	63,104	2,924,870
		9,518,582
Distributors–0.61%
Pool	24,915	4,902,525
		4,902,525
Diversified Consumer Services–1.11%
†Adtalem Global Education	32,187	862,289
Graham Holdings Class B	2,593	884,654
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Grand Canyon Education	29,950	$ 2,284,736
Service Corp. International	113,725	4,447,785
†WW International	30,031	507,824
		8,987,288
Diversified Financial Services–0.25%
Jefferies Financial Group	148,577	2,031,048
		2,031,048
Electric Utilities–1.65%
ALLETE	32,078	1,946,493
Hawaiian Electric Industries	68,699	2,957,492
IDACORP	31,772	2,789,264
OGE Energy	124,527	3,826,715
PNM Resources	49,445	1,878,910
		13,398,874
Electrical Equipment–1.75%
Acuity Brands	24,605	2,107,664
EnerSys	26,201	1,297,474
†Generac Holdings	38,903	3,624,593
Hubbell	33,831	3,881,769
nVent Electric	96,546	1,628,731
Regal Beloit	25,393	1,598,489
		14,138,720
Electronic Equipment, Instruments & Components–3.72%
†Arrow Electronics	51,351	2,663,576
Avnet	62,635	1,572,139
Belden	23,030	830,922
Cognex	106,360	4,490,519
†Coherent	14,984	1,594,447
†II-VI	54,091	1,541,594
Jabil	86,281	2,120,787
Littelfuse	15,125	2,017,978
National Instruments	73,265	2,423,606
SYNNEX	25,367	1,854,328
†Tech Data	22,337	2,922,796
†Trimble	155,040	4,934,923
Vishay Intertechnology	81,975	1,181,260
		30,148,875
Energy Equipment & Services–0.15%
†Apergy	49,785	286,264
Core Laboratories	24,008	248,243
Patterson-UTI Energy	104,026	244,461
†Transocean	371,834	431,327
		1,210,295
Entertainment–0.21%
Cinemark Holdings	68,569	698,718
World Wrestling Entertainment Class A	30,426	1,032,354
		1,731,072

LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts–9.40%
American Campus Communities	86,606	$ 2,403,316
Brixmor Property Group	184,931	1,756,845
Camden Property Trust	60,264	4,775,319
CoreCivic	71,052	793,651
CoreSite Realty	23,753	2,752,973
Corporate Office Properties Trust	69,510	1,538,256
Cousins Properties	92,502	2,707,534
CyrusOne	70,422	4,348,558
Diversified Healthcare Trust	153,939	558,799
Douglas Emmett	103,950	3,171,514
EastGroup Properties	24,206	2,529,043
EPR Properties	48,598	1,177,044
First Industrial Realty Trust	80,000	2,658,400
GEO Group	72,300	879,168
Healthcare Realty Trust	83,082	2,320,480
Highwoods Properties	65,359	2,315,016
JBG SMITH Properties	73,311	2,333,489
Kilroy Realty	60,662	3,864,169
Lamar Advertising Class A	54,232	2,781,017
Life Storage	29,402	2,779,959
Macerich	71,214	400,935
Mack-Cali Realty	53,961	821,826
Medical Properties Trust	322,100	5,569,109
National Retail Properties	106,767	3,436,830
Omega Healthcare Investors	135,920	3,607,317
Park Hotels & Resorts	148,409	1,173,915
Pebblebrook Hotel Trust	77,881	848,124
PotlatchDeltic	41,642	1,307,142
PS Business Parks	12,420	1,683,158
Rayonier	80,246	1,889,793
Sabra Health Care REIT	127,237	1,389,428
Service Properties Trust	106,302	574,031
Spirit Realty Capital	61,882	1,618,214
Taubman Centers	37,994	1,591,189
Urban Edge Properties	74,260	654,231
Weingarten Realty Investors	77,578	1,119,451
		76,129,243
Food & Staples Retailing–0.78%
†BJ's Wholesale Club Holdings	75,826	1,931,288
Casey's General Stores	22,868	3,029,782
†Sprouts Farmers Market	73,202	1,360,825
		6,321,895
Food Products–2.22%
†Darling Ingredients	101,626	1,948,170
Flowers Foods	119,571	2,453,597
†Hain Celestial Group	49,763	1,292,345
Ingredion	41,511	3,134,081
Lancaster Colony	12,277	1,775,745
†Pilgrim's Pride	33,792	612,311
†Post Holdings	41,333	3,429,399
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Sanderson Farms	12,226	$ 1,507,710
Tootsie Roll Industries	9,054	325,571
†TreeHouse Foods	34,830	1,537,745
		18,016,674
Gas Utilities–1.85%
National Fuel Gas	53,596	1,998,595
New Jersey Resources	59,286	2,013,945
ONE Gas	33,237	2,779,278
†Southwest Gas Holdings	33,935	2,360,519
Spire	31,666	2,358,484
UGI	129,984	3,466,673
		14,977,494
Health Care Equipment & Supplies–4.20%
†Avanos Medical	28,618	770,683
Cantel Medical	24,177	867,954
†Globus Medical Class A	47,795	2,032,721
†Haemonetics	31,517	3,140,984
Hill-Rom Holdings	41,539	4,178,824
†ICU Medical	12,115	2,444,444
†Integra LifeSciences Holdings	44,228	1,975,665
†LivaNova	29,981	1,356,640
†Masimo	30,536	5,408,536
†NuVasive	32,300	1,636,318
†Penumbra	19,972	3,222,083
West Pharmaceutical Services	46,069	7,014,005
		34,048,857
Health Care Providers & Services–2.85%
†Acadia Healthcare	55,685	1,021,820
†Amedisys	20,058	3,681,445
Chemed	9,960	4,314,672
Encompass Health	61,329	3,926,896
†HealthEquity	44,669	2,259,804
†MEDNAX	54,473	634,066
†Molina Healthcare	39,028	5,452,602
Patterson	55,320	845,843
†Tenet Healthcare	66,690	960,336
		23,097,484
Health Care Technology–0.09%
†Allscripts Healthcare Solutions	104,694	737,046
		737,046
Hotels, Restaurants & Leisure–3.78%
Boyd Gaming	51,495	742,558
Brinker International	19,644	235,924
†Caesars Entertainment	351,817	2,378,283
Cheesecake Factory	26,555	453,559
Choice Hotels International	19,683	1,205,584

LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs	22,016	$ 2,266,547
Cracker Barrel Old Country Store	15,407	1,282,170
Domino's Pizza	24,080	7,803,606
Dunkin' Brands Group	52,232	2,773,519
†Eldorado Resorts	42,122	606,557
Jack in the Box	15,303	536,370
Marriott Vacations Worldwide	23,194	1,289,122
Papa John's International	14,189	757,267
†Penn National Gaming	64,901	820,998
†Scientific Games Class A	34,698	336,571
Six Flags Entertainment	50,664	635,326
Texas Roadhouse	40,489	1,672,196
Wendy's	114,142	1,698,433
Wyndham Destinations	56,221	1,219,996
Wyndham Hotels & Resorts	59,086	1,861,800
		30,576,386
Household Durables–0.92%
†Helen of Troy	15,855	2,283,596
KB Home	51,061	924,204
†Taylor Morrison Home	78,839	867,229
†Tempur Sealy International	28,154	1,230,612
Toll Brothers	74,881	1,441,459
†TRI Pointe Group	83,082	728,629
		7,475,729
Household Products–0.15%
Energizer Holdings	39,871	1,206,098
		1,206,098
Industrial Conglomerates–0.55%
Carlisle	35,266	4,418,125
		4,418,125
Insurance–5.26%
Alleghany	8,958	4,947,951
American Financial Group	46,545	3,261,874
†Brighthouse Financial	67,806	1,638,871
Brown & Brown	145,551	5,271,857
CNO Financial Group	93,638	1,160,175
First American Financial	69,846	2,962,169
†Genworth Financial Class A	311,808	1,035,203
Hanover Insurance Group	24,823	2,248,467
Kemper	39,502	2,937,764
Mercury General	17,479	711,745
Old Republic International	179,857	2,742,819
Primerica	25,691	2,273,140
Reinsurance Group of America	38,928	3,275,402
RenaissanceRe Holdings	27,475	4,102,567
RLI	24,781	2,178,993
Selective Insurance Group	36,863	1,832,091
		42,581,088
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.22%
TripAdvisor	65,088	$ 1,131,880
†Yelp	38,081	686,601
		1,818,481
Internet & Direct Marketing Retail–0.64%
†Etsy	73,670	2,831,875
†GrubHub	56,794	2,313,219
		5,145,094
IT Services–2.03%
†CACI International Class A	15,573	3,288,239
KBR	87,959	1,818,992
†LiveRamp Holdings	41,954	1,381,126
MAXIMUS	39,738	2,312,751
Perspecta	85,298	1,555,835
Sabre	172,205	1,021,176
Science Applications International	30,473	2,274,200
†WEX	26,916	2,814,068
		16,466,387
Leisure Products–0.67%
Brunswick	50,635	1,790,960
†Mattel	215,237	1,896,238
Polaris Industries	35,693	1,718,618
		5,405,816
Life Sciences Tools & Services–2.55%
†Bio-Rad Laboratories Class A	13,446	4,713,630
Bio-Techne	23,715	4,496,838
†Charles River Laboratories International	30,383	3,834,638
†PRA Health Sciences	39,326	3,265,631
†Repligen	29,538	2,851,599
†Syneos Health	38,637	1,523,071
		20,685,407
Machinery–4.34%
AGCO	38,904	1,838,214
†Colfax	52,605	1,041,579
Crane	31,619	1,555,022
Donaldson	79,811	3,083,099
Graco	103,794	5,057,882
ITT	55,283	2,507,637
Kennametal	49,369	919,251
Lincoln Electric Holdings	38,551	2,660,019
Nordson	31,835	4,299,953
Oshkosh	42,900	2,759,757
Terex	42,389	608,706
Timken	42,023	1,359,024
Toro	66,328	4,317,289
Trinity Industries	62,994	1,012,314
Woodward	35,535	2,112,200
		35,131,946

LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine–0.20%
†Kirby	37,185	$ 1,616,432
		1,616,432
Media–1.40%
†AMC Networks Class A	26,312	639,645
Cable One	3,127	5,140,819
John Wiley & Sons Class A	28,080	1,052,719
Meredith	21,733	265,577
New York Times Class A	90,656	2,784,046
TEGNA	134,609	1,461,854
		11,344,660
Metals & Mining–1.84%
†Allegheny Technologies	81,682	694,297
Carpenter Technology	30,793	600,463
Commercial Metals	76,119	1,201,919
Compass Minerals International	20,191	776,748
Reliance Steel & Aluminum	41,464	3,631,832
Royal Gold	40,801	3,578,656
Steel Dynamics	135,834	3,061,698
United States Steel	109,600	691,576
Worthington Industries	23,853	626,141
		14,863,330
Multiline Retail–0.22%
Dillard's Class A	5,324	196,722
†Ollie's Bargain Outlet Holdings	33,898	1,570,833
		1,767,555
Multi-Utilities–0.87%
Black Hills	38,724	2,479,498
MDU Resources Group	126,308	2,715,622
NorthWestern	31,310	1,873,277
		7,068,397
Oil, Gas & Consumable Fuels–0.86%
Antero Midstream	192,309	403,849
Cimarex Energy	65,329	1,099,487
†CNX Resources	120,123	639,054
EQT	163,902	1,158,787
Equitrans Midstream	131,370	660,791
†Matador Resources	59,351	147,191
Murphy Oil	96,370	590,748
PBF Energy Class A	64,664	457,821
World Fuel Services	41,969	1,056,780
†WPX Energy	248,307	757,336
		6,971,844
Paper & Forest Products–0.25%
Domtar	34,191	739,893
Louisiana-Pacific	72,771	1,250,206
		1,990,099
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products–0.19%
†Edgewell Personal Care	32,320	$ 778,266
Nu Skin Enterprises Class A	35,753	781,203
		1,559,469
Pharmaceuticals–1.00%
†Catalent	96,310	5,003,304
†Nektar Therapeutics	109,202	1,949,256
†Prestige Consumer Healthcare	32,235	1,182,380
		8,134,940
Professional Services–1.03%
†ASGN	33,867	1,196,182
CoreLogic	49,335	1,506,691
†FTI Consulting	23,728	2,841,903
Insperity	22,411	835,930
ManpowerGroup	36,614	1,940,176
		8,320,882
Real Estate Management & Development–0.40%
Jones Lang LaSalle	32,046	3,236,005
		3,236,005
Road & Rail–0.90%
†Avis Budget Group	36,638	509,268
Knight-Swift Transportation Holdings	77,445	2,540,196
Landstar System	24,871	2,384,134
Ryder System	31,748	839,417
Werner Enterprises	28,441	1,031,271
		7,304,286
Semiconductors & Semiconductor Equipment–4.64%
Cabot Microelectronics	18,074	2,062,966
†Cirrus Logic	35,907	2,356,576
†Cree	67,902	2,407,805
Cypress Semiconductor	229,871	5,360,592
†First Solar	47,094	1,698,210
MKS Instruments	34,371	2,799,518
Monolithic Power Systems	25,137	4,209,442
†Semtech	41,085	1,540,688
†Silicon Laboratories	26,945	2,301,372
†SolarEdge Technologies	30,650	2,509,622
†Synaptics	21,458	1,241,774
Teradyne	104,324	5,651,231
Universal Display	26,373	3,475,434
		37,615,230
Software–4.32%
†ACI Worldwide	71,737	1,732,449
Blackbaud	30,518	1,695,275
CDK Global	76,532	2,514,076
†Ceridian HCM Holding	62,671	3,137,937
†CommVault Systems	26,995	1,092,758

LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fair Isaac	18,028	$ 5,547,035
j2 Global	28,742	2,151,339
LogMeIn	30,769	2,562,442
†Manhattan Associates	39,687	1,977,206
†PTC	64,663	3,958,022
†Teradata	69,737	1,428,911
†Tyler Technologies	24,275	7,198,994
		34,996,444
Specialty Retail–1.68%
Aaron's	40,009	911,405
American Eagle Outfitters	94,692	752,801
†AutoNation	37,760	1,059,546
Bed Bath & Beyond	81,959	345,047
Dick's Sporting Goods	37,930	806,392
†Five Below	35,100	2,470,338
Foot Locker	66,378	1,463,635
†Murphy USA	17,933	1,512,828
†RH	10,481	1,053,026
†Sally Beauty Holdings	69,502	561,576
†Urban Outfitters	45,427	646,881
Williams-Sonoma	48,197	2,049,336
		13,632,811
Technology Hardware, Storage & Peripherals–0.17%
†NCR	79,122	1,400,459
		1,400,459
Textiles, Apparel & Luxury Goods–0.91%
Carter's	27,413	1,801,856
Columbia Sportswear	17,985	1,254,813
†Deckers Outdoor	17,629	2,362,286
†Skechers U.S.A. Class A	83,175	1,974,575
		7,393,530
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.61%
†LendingTree	4,568	$ 837,725
New York Community Bancorp	294,684	2,767,083
Washington Federal	50,229	1,303,945
		4,908,753
Trading Companies & Distributors–0.80%
GATX	21,750	1,360,680
MSC Industrial Direct Class A	27,922	1,534,872
†NOW	59,603	307,552
Watsco	20,588	3,253,522
		6,456,626
Water Utilities–0.68%
Essential Utilities	134,359	5,468,411
		5,468,411
Wireless Telecommunication Services–0.13%
Telephone & Data Systems	62,743	1,051,573
		1,051,573
Total Common Stock (Cost $875,553,922)		799,991,820

MONEY MARKET FUND–1.05%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	8,546,917	8,546,917
Total Money Market Fund (Cost $8,546,917)		8,546,917

TOTAL INVESTMENTS–99.82% (Cost $884,100,839)	808,538,737
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,442,677
NET ASSETS APPLICABLE TO 96,186,089 SHARES OUTSTANDING–100.00%	$809,981,414

† Non-income producing.
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
68	E-mini S&P MidCap 400 Index	$9,777,040	$9,550,078	6/19/20	$226,962	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA Mid-Cap Index Fund–7

LVIP SSGA Mid-Cap Index Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Mid-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$799,991,820	$—	$—	$799,991,820
Money Market Fund	8,546,917	—	—	8,546,917
Total Investments	$808,538,737	$—	$—	$808,538,737
Derivatives:

Assets:
Futures Contract	$226,962	$—	$—	$226,962
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Mid-Cap Index Fund–8

LVIP SSGA Mid-Cap Index Fund
Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP SSGA Mid-Cap Index Fund–9